CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - 6K (Parenthetical) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Stockholders' Equity [Abstract]
Aggregate liquidation preferences	$ 775.0	$ 775.0	$ 775.0	$ 775.0	$ 775.0
Preferred stock issuance cost	$ 21.5	$ 21.5	$ 21.5	$ 21.5	$ 21.5